Staff Costs	6 Months Ended
Jun. 30, 2026
Staff Costs [Abstract]
STAFF COSTS
7.	STAFF COSTS

	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(unaudited)
Salaries and bonus	5,564	5,127
Pension scheme contributions (defined contribution schemes) and others	585	547
Total	6,149	5,674